Income Taxes - Schedule of provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax provision:
Non-US	$ (71)	$ (29)
Federal	0	0
State	0	0
Provision for income taxes	$ (71)	$ (29)